Voya Balanced Income Portfolio Performance Management - Voya Balanced Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Portfolio for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolio's Class ADV shares. Performance for other share classes would differ to the extent they have differences in their fees and expenses.Performance shown in the bar chart and in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.The Portfolio’s performance prior to July 9, 2021 reflects returns achieved pursuant to different principal investment strategies. The Portfolio’s performance prior to May 1, 2019 reflects returns achieved by a different sub-adviser and pursuant to different principal investment strategies. If the Portfolio’s current sub-adviser and principal investment strategies had been in place for the prior periods, the performance information shown would have been different.
Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the changes in the Portfolio's performance from year to year, and the table compares the Portfolio's performance to the performance of a broad-based securities market index and additional indices with investment characteristics similar to those of the Portfolio for the same period.
Performance Additional Market Index [Text]	 The Portfolio continues to use the 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000 ® Index; 10% MSCI EAFE ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
Bar Chart [Heading]	Calendar Year Total Returns Class ADV  <br/>(as of December 31 of each year)
Bar Chart Closing [Text Block]	Best quarter:2nd Quarter 20209.85%Worst quarter:1st Quarter 2020-15.12%
Performance Table Heading	Average Annual Total Returns %  <br/>(for the periods ended December 31, 2024)
Performance Table Market Index Changed	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmarks from the 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index to the MSCI All Country World Index (“MSCI ACWI”) and Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	The index returns for the Bloomberg U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI ACWI and the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Class ADV
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	9.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(15.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020